UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 1,756.3	$ 1,353.8	$ 4,465.1	$ 3,547.8
Cost of goods sold	(758.1)	(606.5)	(1,892.9)	(1,593.5)
Gross profit	998.2	747.3	2,572.2	1,954.3
Selling, general and administrative expenses	(776.6)	(586.5)	(2,116.3)	(1,698.1)
Impairment losses	(10.2)	0.0	(13.1)	(2.5)
Other operating income	4.5	15.9	31.0	23.5
Operating profit	215.9	176.7	473.8	277.2
Interest expense	(25.6)	(44.1)	(77.6)	(154.9)
Foreign currency exchange gains/(losses), net & other finance costs	5.9	(4.8)	16.5	(24.0)
Loss on debt extinguishment	0.0	0.0	0.0	(14.3)
Interest income	1.5	1.1	4.4	6.3
Net finance cost	(18.2)	(47.8)	(56.7)	(186.9)
Income before tax	197.7	128.9	417.1	90.3
Income tax expense	(51.3)	(72.7)	(110.2)	(29.0)
Net income	146.4	56.2	306.9	61.3
Net income attributable to:
Equity holders of the Company	143.1	55.8	295.9	57.2
Non-controlling interests	$ 3.3	$ 0.4	$ 11.0	$ 4.1
Earnings per share
Basic earnings per share (in USD per share)	$ 0.26	$ 0.11	$ 0.53	$ 0.12
Diluted earnings per share (in USD per share)	$ 0.25	$ 0.11	$ 0.53	$ 0.12
Items that will not be reclassified to the statement of income and loss
Remeasurement effects of postemployment benefit plans	$ 5.8	$ (3.4)	$ 6.7	$ (7.7)
Income tax related to remeasurement effects	(1.5)	0.8	(1.7)	1.9
Items that subsequently may be reclassified to the statement of income and loss
Translation differences	(37.7)	84.6	343.1	128.0
Cash flow hedges	13.1	(59.8)	(76.9)	(36.0)
Income tax related to cash flow hedges	(2.7)	12.0	15.4	7.2
Other comprehensive (loss)/income, net of tax	(23.0)	34.2	286.6	93.4
TOTAL COMPREHENSIVE INCOME	123.4	90.4	593.5	154.7
Total comprehensive income attributable to:
Equity holders of the Company	120.1	90.0	582.5	150.6
Non-controlling interests	$ 3.3	$ 0.4	$ 11.0	$ 4.1